Accounts payable and accrued expenses (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accounts Payable And Accrued Expenses Details
Accounts payable	$ 21,921	$ 10,618
Payable for assets acquired (Note 12)	121,125	115,875
Accrued Interest	49,453	32,786
Deferred revenue	29,122	39,884
Accrued liabilities	9,000	10,000
Total	$ 230,621	$ 209,163